Related Parties (Tables)	12 Months Ended
Feb. 29, 2024
Disclosure of related party [Abstract]
Schedule of Transaction with Related Parties	Transactions with related parties
	Year ended February 29/28
Figures in Rand thousands	2024	2023	2022

Sales to related parties	(30,730)	(20,139)	(28,915)
Purchases from related parties	137,107	92,520	98,032
Rent paid to related parties	8,468	6,121	13,697